Fair Value Measurements - Fair value hierarchy (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 829,905,195	$ 828,616,552	$ 828,291,565
Cik0001812667 Cc Neuberger Principal Holdings Ii | Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	829,899,170	50,150,712	55,645,484
Cik0001812667 Cc Neuberger Principal Holdings Ii | Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 6,025	$ 19,960	51,713,546
Cik0001812667 Cc Neuberger Principal Holdings Ii | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.			$ 60,973,400
Cik0001812667 Cc Neuberger Principal Holdings Ii | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Cik0001812667 Cc Neuberger Principal Holdings Ii | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		$ 30,900,000	$ 38,093,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		30,096,000	38,093,000
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		804,000
Recurring | Cik0001812667 Cc Neuberger Principal Holdings Ii | Level 1 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		778,445,880	720,932,535
Recurring | Cik0001812667 Cc Neuberger Principal Holdings Ii | Public Warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	$ 9,522,000	28,152,000	36,018,000
Recurring | Cik0001812667 Cc Neuberger Principal Holdings Ii | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	23,200,000	54,380,800	38,233,600
Recurring | Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	1,686,000	$ 3,343,000	$ 13,105,000
Recurring | Cik0001812667 Cc Neuberger Principal Holdings Ii | Working capital loan | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	$ 1,065,000